Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Schedule of transactions with related party

Years ended December 31:	2020	2019		2018
Fee income	$9	$10		$—
Interest income	86	31		—
Dividends received	—	—		168
Royalty expenses	(660)	(210)		—
Credit losses on corporate guarantees	—	(3,134)	*	—
(Reversal of) ECL allowance	15	(16)		—
Fee expenses	(80)	—		—
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	(276)	(811)		—

* The provision for credit losses was reversed during the year ended December 31, 2020

Schedule of key management personnel

Years ended December 31:	2020		2019		2018
Short-term employee benefits	$1,413	*	$1,451	**	$1,245
Directors' fees	579		531		594
Share-based compensation	—		—		—
Total	$1,992		$1,982		$1,839

*    Net of salary and expenses.

**  Included the net pay and expenses.